Financial Instruments (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration of revenues	$ 7,650	$ 41,027	$ 346,144	$ 1,926,405
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer A [Member]
Concentration of risk, percentage			0.00%	89.00%
Concentration of revenues				$ 1,912,401
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer B [Member]
Concentration of risk, percentage			51.00%
Concentration of revenues			$ 190,313
Customer Concentration Risk [Member] | Sales Revenue [Member] | Customer C [Member]
Concentration of risk, percentage			26.00%	3.00%
Concentration of revenues			$ 97,514	$ 67,018